SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED DECEMBER 17, 2004

TO PROSPECTUSES DATED APRIL 30, 2004
FOR COLUMBIA ALL-STAR FREEDOM, COLUMBIA ALL-STAR,
COLUMBIA ALL-STAR EXTRA, AND COLUMBIA ALL-STAR TRADITIONS
ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TO PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT ADVISOR, KEYPORT ADVISOR VISTA, KEYPORT VISTA,
KEYPORT CHARTER, KEYPORT LATITUDE AND STEIN ROE ANNUITY

AND TO PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR OPTIMA, KEYPORT OPTIMA
AND KEYPORT ADVISOR CHARTER
ISSUED BY KEYPORT VARIABLE ACCOUNT A

TO PROSPECTUS DATED APRIL 30, 2004 FOR PREFERRED ADVISOR
ISSUED BY KMA VARIABLE ACCOUNT

TO PROSPECTUS DATED DECEMBER 31, 2003 FOR KEYLIFE,
ISSUED BY KEYPORT VARIABLE ACCOUNT I

This supplement contains information about the Stein Roe Growth Stock Fund, Variable Series Sub-account.

Effective February 25, 2005, Stein Roe Growth Stock Fund, Variable Series is changing its name to Columbia Large Cap Growth Stock Fund, Variable Series. On that date, Stein Roe Growth Stock Fund, Variable Series Sub-account will be changing its name, to reflect the change in the name of the underlying Portfolio.

US (12/04)